Investment securities (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	49	287
Gross unrealized losses, less than 12 months	1	4
Fair value, 12 months or more	0	0
Gross unrealized losses, 12 months or more	0	0
Fair value, total	49	287
Gross unrealized losses, total	1	4
Debt securities issued by the Swiss federal, cantonal or local government entities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months		168
Gross unrealized losses, less than 12 months		2
Fair value, 12 months or more		0
Gross unrealized losses, 12 months or more		0
Fair value, total		168
Gross unrealized losses, total		2
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	49	109
Gross unrealized losses, less than 12 months	1	1
Fair value, 12 months or more	0	0
Gross unrealized losses, 12 months or more	0	0
Fair value, total	49	109
Gross unrealized losses, total	1	1
Collateralized debt obligations
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months		10
Gross unrealized losses, less than 12 months		1
Fair value, 12 months or more		0
Gross unrealized losses, 12 months or more		0
Fair value, total		10
Gross unrealized losses, total		1
Bank | Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months		89
Gross unrealized losses, less than 12 months		1
Fair value, 12 months or more		0
Gross unrealized losses, 12 months or more		0
Fair value, total		89
Gross unrealized losses, total		1
Bank | Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months		89
Gross unrealized losses, less than 12 months		1
Fair value, 12 months or more		0
Gross unrealized losses, 12 months or more		0
Fair value, total		89
Gross unrealized losses, total		1